Property and Equipment- Schedule of property and equipment activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,692,127	$ 2,328,540
Government grant reduction		(319,635)
Property, plant and equipment at end of period	1,739,529	1,692,127
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,862,419	3,108,239
Additions	161,860	120,050
Transfers	212,890	70,899
Government grant reduction		(319,635)
Write off of asset		(115,243)
Foreign exchange translation	(956)	(1,891)
Property, plant and equipment at end of period	3,236,213	2,862,419
Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,170,292	779,699
Depreciation	326,768	428,456
Transfers	0	0
Write off of asset		(37,012)
Foreign exchange translation	(376)	(851)
Property, plant and equipment at end of period	1,496,684	1,170,292
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,035	1,261
Property, plant and equipment at end of period	34,925	6,035
Computers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,116	6,721
Additions	38,112	6,701
Transfers	0	0
Government grant reduction		0
Write off of asset		0
Foreign exchange translation	(379)	694
Property, plant and equipment at end of period	51,849	14,116
Computers | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,081	5,460
Depreciation	9,223	2,052
Transfers	0	0
Write off of asset		0
Foreign exchange translation	(380)	569
Property, plant and equipment at end of period	16,924	8,081
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	24,111	17,012
Property, plant and equipment at end of period	26,047	24,111
Furniture | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	35,514	23,818
Additions	8,121	12,643
Transfers	0	0
Government grant reduction		0
Write off of asset		0
Foreign exchange translation	(577)	(947)
Property, plant and equipment at end of period	43,058	35,514
Furniture | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,403	6,806
Depreciation	5,604	4,884
Transfers	0	0
Write off of asset		0
Foreign exchange translation	4	(287)
Property, plant and equipment at end of period	17,011	11,403
Automobiles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,802	42,930
Property, plant and equipment at end of period	74,130	37,802
Automobiles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	51,283	51,283
Additions	42,973	0
Transfers	0	0
Government grant reduction		0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	94,256	51,283
Automobiles | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13,481	8,353
Depreciation	6,645	5,128
Transfers	0	0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	20,126	13,481
Diesel Bus
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	14,172
Property, plant and equipment at end of period	0	0
Diesel Bus | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	45,982
Additions	0	0
Transfers	0	70,899
Government grant reduction		0
Write off of asset		(115,243)
Foreign exchange translation	0	(1,638)
Property, plant and equipment at end of period	0	0
Diesel Bus | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	31,810
Depreciation		6,335
Transfers	0	0
Write off of asset		(37,012)
Foreign exchange translation	0	(1,133)
Property, plant and equipment at end of period	0	0
Demonstration Electric Buses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	250,420	1,142,260
Property, plant and equipment at end of period	668,788	250,420
Demonstration Electric Buses | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	320,723	1,611,359
Additions	0	0
Transfers	511,740	(1,290,636)
Government grant reduction		0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	832,463	320,723
Demonstration Electric Buses | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	70,303	469,099
Depreciation	79,320	172,439
Transfers	14,052	(571,235)
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	163,675	70,303
Leased asset
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	372,413	0
Property, plant and equipment at end of period	46,531	372,413
Leased asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	971,001	0
Additions	0	0
Transfers	(298,850)	1,290,636
Government grant reduction		(319,635)
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	672,151	971,001
Leased asset | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	598,588	0
Depreciation	41,084	27,353
Transfers	(14,052)	571,235
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	625,620	598,588
EV Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	176,260	370,460
Property, plant and equipment at end of period	53,419	176,260
EV Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	641,663	628,631
Additions	50,040	13,032
Transfers	0	0
Government grant reduction		0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	691,703	641,663
EV Equipment | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	465,403	258,171
Depreciation	172,881	207,232
Transfers	0	0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	638,284	465,403
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	794,431	740,445
Property, plant and equipment at end of period	800,717	794,431
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	794,431	740,445
Additions	6,286	53,986
Transfers	0	0
Government grant reduction		0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	800,717	794,431
Land | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation		0
Transfers	0	0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	0	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,655	0
Property, plant and equipment at end of period	34,972	30,655
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,688	0
Additions	16,328	33,688
Transfers	0	0
Government grant reduction		0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	50,016	33,688
Leasehold improvements | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,033	0
Depreciation	12,011	3,033
Transfers	0	0
Write off of asset		0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	$ 15,044	$ 3,033